Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,760,000.00
Total Fee Amount	795.46
Total Offset Amount	0.00
Net Fee	$ 795.46
Offering Table N/A
Offset Table N/A	N/A